Preferred Stock Warrant Liability - Additional Information (Detail)					1 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2007 Warrant	Dec. 31, 2007 Warrants one [Member]	Dec. 31, 2007 Warrants two [Member]	Dec. 31, 2002 Series A convertible preferred stock [Member]	Sep. 30, 2013 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2011 Series A convertible preferred stock [Member]	Feb. 28, 2005 Series A convertible preferred stock [Member]	Jun. 30, 2004 Series A convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase preferred stock, number of shares			44,715	36,585	3,902	2,304	83,604	87,506	81,300	2,304
Warrant to purchase preferred stock, per share	13.00				12.30	12.30			12.30	12.30
Warrant to purchase preferred stock, expiration					December 2012	January 2014
Number of warrants		2